PREPAID EXPENSE AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
PREPAID EXPENSE AND OTHER ASSETS
Funds receivable from external payment network providers		¥ 306,758	¥ 197,904
Prepaid VAT and surcharge tax		86,767	27,536
Tax refund receivable		47,338
Prepaid expense		10,540	14,354
Others		15,360	6,929
Total	$ 67,228	466,763	¥ 246,723
Heng Ye
PREPAID EXPENSE AND OTHER ASSETS
Tax refund receivable		¥ 47,000
Period of full exemption from income tax	2 years